COMMON STOCK (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Preferred share derivative interest satisfied by the issuance of common stock	$ 67,449	$ 155,184	$ 182,684	$ 636,179
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)			3,170,671	17,164,180
Common shares issued in payment of Directors' Fees			96,047	145,894
Common shares issued in payment of employee salaries			$ 50,072	$ 67,336